Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net

	December 31,
	2011	2012
	US$	US$
Computer equipment	1,129	1,991
Leasehold improvements	624	1,034
Electronic equipment	261	344
Office equipment	189	983
Motor vehicles	50	50

Total	2,253	4,402

Less: accumulated depreciation	(1,175)	(1,968)

Property and equipment, net	1,078	2,434